Inventory (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories consist of the following:
	October 31, 2016	July 31, 2016
Raw materials	$98,000	$120,000
Finished goods	250,000	230,000
	$348,000	$350,000
Inventories consist of the following:
	July 31,
	2016	2015
Raw materials	$120,000	$96,000
Finished goods	230,000	111,000
	$350,000	$207,000